DERIVATIVE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Summary of inputs utilized in the final mark to market

The inputs utilized in the final mark to market were as follows:

Conversion Option	Weighted Average Inputs for the Period
Date of valuation	For the Quarter Ending March 31, 2015	For the Quarter Ending March 31, 2014
Dividend yield (per share)	-%	0%
Strike price	$-	$1.03
Volatility (annual)	-%	199.00%
Risk-free rate	-%	0.05%
Contractual term (years)	-	0.24

Fair value of Conversion Option at extinguishment	$-	$708,000

The inputs utilized in the final mark to market were as follows:

	Weighted Average Inputs for the Period
Date of valuation	For the Quarter Ending March 31, 2014	For the Quarter ending June 30, 2014	Total
Dividend yield (per share)	0%	0%
Strike price	$1.027	$0.88
Volatility (annual)	199.00%	199.00%
Risk-free rate	0.05%	0.05%
Contractual term (years)	0.24	0.06

Fair value of Conversion Option at extinguishment	$708,000	$4,000	$ 712,000

Summary of share purchase warrants

A summary of quantitative information with respect to valuation methodology and significant unobservable inputs used for the Company’s common stock purchase warrants that are categorized within Level 3 of the fair value hierarchy for the years ended 2014 and 2013 is as follows:

	December 31, 2013				December 31, 2014
	Contractual Life (Years)	Risk free Rate	Dividend yield	Volatility	Contractual Life (Years)	Risk free Rate	Dividend yield	Volatility
Share purchase warrants	0.85 to 2.78	0.13% to 0.78%	0.00%	199%	1.22 to 3.53	0.25% to 1.10%	0.00%	155.90% to 190.68%

Summary ofderivative liability - warrants and Derivative liability - conversion option

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the balance sheet under Derivative liability – warrants and Derivative liability – conversion option:

	As of March 31, 2015
		Fair Value Measurements
	Fair Value	Level 1	Level 2	Level 3	Total
Derivative liability - warrants	$2,053,000	-	-	$2,053,000	$2,053,000
Total	$2,053,000	-	-	$2,053,000	$2,053,000

	As of December 31, 2014
		Fair Value Measurements
	Fair Value	Level 1	Level 2	Level 3	Total
Derivative liability - warrants	$9,000	-	-	$9,000	$9,000
Total	$9,000	-	-	$9,000	$9,000

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the balance sheet under Derivative liability – warrants and Derivative liability – conversion option:

As of December 31, 2014
Fair Value Measurements
	Fair Value	Level 1	Level 2	Level 3	Total
Derivative liability - warrants	$ 9,415	-	-	$ 9,415	$ 9,415
Total	$ 9,415	-	-	$ 9,415	$ 9,415

As of December 31, 2013
Fair Value Measurements
	Carrying Value	Level 1	Level 2	Level 3	Total
Derivative liability - warrants	$ 140,504	-	-	$ 140,504	$ 140,504
Derivative liability – conversion option	582,300	-	-	582,300	582,300
Total	$ 722,804	-	-	$ 722,804	$ 722,804

Summary of changes in Level 3 liabilities measured at fair value

The following table presents changes in Level 3 liabilities measured at fair value for the three months ended March 31, 2015:

Derivative liability – warrants
Balance – December 31, 2014	$9,000
Additions during the quarter	2,090,000
Change in fair value of warrant liability	(46,000)
Balance – March 31, 2015	$2,053,000

The following table presents changes in Level 3 liabilities measured at fair value for the year ended December 31, 2014:

	Derivative liability – conversion option	Derivative liability – warrants
Balance – January 1, 2013	$868,000	$977,000
Additions during the year	811,000	206,000
Total unrealized (gains) or losses included in net loss	(1,096,000)	-
Change in fair value of warrant liability	-	(1,043,000)
Balance – December 31, 2013	$583,000	$140,000
Gain on settlement of debt	(714,000)	-
Change in fair value of conversion option liability	131,000	-
Change in fair value of warrant liability	-	(131,000)
Balance – December 31, 2014	$ -	$ 9,000

Summary of valuation methodology
Share Purchase Warrants	Weighted Average Inputs for the Period
Date of valuation	For the Quarter Ending March 31, 2015	For the Quarter Ending March 31, 2014
Dividend yield (per share)	0%	0%
Strike price	$1.52	$5.84
Volatility (annual)	155.00%	159.00%
Risk-free rate	1.37%	0.65%
Contractual term (years)	4.85	3.83